Trade and other receivables	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables	Trade and other receivables
The Company’s trade and other receivables as at December 31, 2020 and December 31, 2019 include the following:

	2020	2019
	$	$
Trade receivables	12,660	8,827
Unbilled trade receivables	706	736
Tax credits receivable	1,678	397
Other receivables	646	148
	15,690	10,108

Included in trade receivables is a loss allowance of $1,146 for the fiscal year ended December 31, 2020 and $474 for the fiscal year ended December 31, 2019.